Non-controlling interest	12 Months Ended
Oct. 31, 2025
Disclosure Of Detailed Information About Non-Controlling Interest [Abstract]
Non-controlling interest
31. Non-controlling interest
The following table presents the summarized financial information for the Company’s subsidiaries which have non-controlling interests. This information represents amounts before intercompany eliminations.

As at October 31,	2025	2024
	$	$
Total current assets	49,014	5,482
Total non-current assets	67,785	6,365
Total current liabilities	(42,770)	(1,496)
Total non-current liabilities	(9,976)	(758)

For the year ended October 31,	2025	2024
	$	$
Revenues for the year ended	26,868	16,393
Net (loss) income for the year	(657)	1,749
Total comprehensive (loss) income	(398)	2,062
The net change in non-controlling interests is as follows:

As at	October 31, 2025			October 31, 2024
	Remexian	Other subsidiaries	Total	Remexian	Other subsidiaries	Total
	$	$	$		$	$
Opening balance, beginning of the year	—	2,240	2,240	—	2,110	2,110
Share of income for the year	(1,289)	632	(657)	—	526	526
Distributions	—	(1,402)	(1,402)	—	(200)	(200)
Purchase of non-controlling interest	—	—	-	—	(196)	(196)
Additions from business combinations	14,997	—	14,997	—	—	—
Balance, end of the year	13,708	1,470	15,178	—	2,240	2,240